Share warrant obligation	12 Months Ended
Dec. 31, 2024
Share warrant obligation.
Share warrant obligation

21.  Share warrant obligation

The fair value of Private and Public Warrants as at December 31, 2024 and 2023 is determined using Level 1 inputs and is measured using the quoted market price.

As at December 31, 2024 and 2023 Public Warrants’ price was taken from the market.

The Bloomberg Trinomial Model was used to value Private warrants as at December 31, 2023 and 2024. This is an option pricing model that calculates values using three possible price movements (up, middle, down) at each time step. It uses standard market inputs (price, strike, rates, volatility, time) and is integrated into Bloomberg terminals. The input parameters are based on the implied market price of Public warrants, which are then used to assess the price of Private warrants.

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2023	7,575	5,460	13,035
Fair value adjustment	(6,723)	(5,034)	(11,757)
Balance at December 31, 2023	852	426	1,278

		Private
	Public Warrants	Warrants	Total
Balance at January 1, 2024	852	426	1,278
Fair value adjustment	(609)	(304)	(913)
Balance at December 31, 2024	243	122	365

The change in fair value of share warrant obligation is included in the line Change in fair value of share warrant obligation and other financial instruments in the consolidated statement of profit or loss and other comprehensive income.